Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000159123 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159123 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159123 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159123 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159123 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159123 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159123 | Bank Rakyat Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | Trip.com Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000159123 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000159123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000159123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159123 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159123 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159123 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159124 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159124 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159124 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159124 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159124 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159124 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159124 | Bank Rakyat Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | Trip.com Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000159124 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000159124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000159124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159124 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159124 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159124 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000184325 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184325 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184325 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184325 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184325 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184325 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184325 | Bank Rakyat Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | Trip.com Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000184325 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000184325 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000184325 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184325 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000184325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000184325 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184325 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184325 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000184325 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219341 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219341 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219341 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219341 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219341 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219341 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219341 | Bank Rakyat Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | Trip.com Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000219341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219341 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219341 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%